Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable	Note 3 - Accounts Receivable At March 31, 2025 and December 31, 2024, the Company had accounts receivable of $28,704 and $283,561, respectively.

Note 3 - Accounts and other receivables

At December 31, 2024 and 2023, the Company had accounts and other receivables of $283,561 and $5,585, respectively. At December 31, 2024, the $83,561 accounts receivable were from current customers and the other receivable of $200,000 was a credit refund from a vendor.